SHARE-BASED PAYMENTS - Grand Date Share Options Granted to Employees (Details) shares in Thousands													12 Months Ended
	Dec. 08, 2017 shares year	Nov. 14, 2017 shares year	Oct. 11, 2017 shares year	Aug. 14, 2017 shares year	May 16, 2017 shares year	Mar. 07, 2017 shares year	Nov. 15, 2016 shares year	Oct. 03, 2016 shares year	Aug. 16, 2016 shares year	Jul. 04, 2016 shares year	Mar. 30, 2016 shares year	Mar. 08, 2016 shares year	Dec. 31, 2017 shares year	Dec. 31, 2016 shares
Share-based Payment Arrangements [Abstract]
Number of options (in shares) | shares	77	784	40	868	64	1,697	1,240	62	1,268	88	227	2,613	3,530	5,498
Contractual life of options | year	7	7	7	7	7	7	7	7	7	7	7	7	4.70